Acquisitions	6 Months Ended
Jun. 27, 2026
Acquisitions
Acquisitions
5.	Acquisitions

Half year ended 27 June 2026

On 21 January 2026, the Group completed the acquisition of 100% of the share capital of Integrity Orthopaedics Inc. (Integrity), a US-based early-stage commercial developer of Tendon Seam™, an innovative rotator cuff repair (RCR) system designed to significantly reduce re tear rates and improve patient outcomes. The acquisition represents a meaningful step in delivering Smith+Nephew’s RISE strategy to accelerate growth through strategic investment and portfolio leadership, and will be an important building block in our ambition to become the global leader in Sports Medicine.

The fair value of the consideration amounted to $390m. This comprises contingent consideration of $165m, representing the discounted value of future payments contingent upon the achievement of specified financial performance milestones in the next 3 years, and initial cash consideration of $225m adjusted for cash acquired and other liabilities assumed.

The purchase price allocation remains provisional as of the date on which the financial statements were approved by the Board, principally because of the ongoing assessment of historic tax losses recognised by Integrity prior to the acquisition. The provisional fair values of assets acquired, and liabilities assumed are set out below:

Integrity
$m
Intangible assets - technology-related	321
Inventory	1
Cash	5
Other Assets	2
Other liabilities	(7)
Trade and other payables	(1)
Net deferred tax liability	(71)
Net assets	250
Goodwill	140
Consideration	390

The goodwill represents the control premium, acquired workforce and the synergies expected to arise from integrating Integrity into the Group’s existing operations.

The technology-related intangible assets were valued using an income-based valuation approach, with key inputs including forecast revenue, profitability and discount rates over the expected life of the technology.

The contribution of Integrity Orthopaedics to the Group’s revenue and profit for the period following acquisition is not material relative to the Group’s overall performance.

The cash outflow from acquisitions in H1 2026 was $221m comprising consideration of $220m net of cash acquired of $5m relating to acquisitions in the current period, and payments of deferred and contingent consideration of $1m for acquisitions completed in prior periods.

The carrying value of goodwill increased from $3,108m at 31 December 2025 to $3,236m at 27 June 2026. The Integrity Orthopaedics acquisition during the period increased goodwill by $140m, this was partially offset by foreign exchange movements of $12m.

Year ended 31 December 2025

No acquisitions were completed in 2025.

The cash outflow from acquisitions in H1 2025 comprises payments of deferred and contingent consideration of $8m for acquisitions completed in prior periods.